PENSION AND OTHER RETIREMENTS BENEFITS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
PENSION AND OTHER RETIREMENTS BENEFITS
NOTE 11: PENSION BENEFITS
Certain current and former employees of the Company are covered under a funded qualified defined benefit retirement plan. Plan provisions covering certain of the Company’s salaried employees generally provide pension benefits based on years of service and compensation. Plan provisions covering certain of the Company’s union members generally provide stated benefits for each year of credited service. The Company’s funding policy is to contribute annually the statutory required amount as actuarially determined. The Company froze the pension plan on December 31, 2019. In addition, the Company has unfunded non-qualified plans covering certain salaried employees with additional retirement benefits in excess of qualified plan limits imposed by federal tax law. The Company uses December 31 as a measurement date for the plans.
In February 2021, the Compensation Committee approved the termination of the Company’s qualified defined benefit retirement plan. During 2021, the Company expects to offer a lump-sum payout to plan participants prior to completing the purchase of annuity contracts that will transfer the remaining pension obligation to an insurance company.
The components of net periodic benefit (credit) cost for the Company’s defined benefit pension plans for the Successor and Predecessor were as follows (in thousands):

	(Successor)	(Predecessor)
	Three Months Ended March 31, 2021	Three Months Ended March 31, 2020
Service cost	$16	$14
Interest cost	259	51
Expected return on plan assets	(399)	—
Recognized actuarial loss	9	40
Net periodic benefit (credit) cost	$(115)	$105
Net periodic benefit (credit) cost is reflected in the Company’s consolidated financial statements as follows for the Successor and Predecessor periods presented (in thousands):

	(Successor)	(Predecessor)
	Three Months Ended March 31, 2021	Three Months Ended March 31, 2020
Selling, general and administrative expense	$16	$14
Other income, net	(131)	91
Net periodic benefit (credit) cost	$(115)	$105
The Company currently does not expect to make contributions to its funded defined benefit pension plan in 2021 due to the funded status.

NOTE 11: PENSION AND OTHER RETIREMENT BENEFITS
Certain current and former employees of the Company are covered under a funded qualified defined benefit retirement plan. Plan provisions covering certain of the Company’s salaried employees generally provide pension benefits based on years of service and compensation. Plan provisions covering certain of the Company’s union members generally provide stated benefits for each year of credited service. The Company’s funding policy is to contribute annually the statutory required amount as actuarially determined. The Company froze the pension plan on December 31, 2019. In addition, the Company has unfunded non-qualified plans covering certain salaried employees with additional retirement benefits in excess of qualified plan limits imposed by federal tax law. The Company uses December 31 as a measurement date for the plans.
The following table reconciles the funded status of the Company’s defined benefit pension plans (in thousands):

	(Successor)	(Predecessor)
	From June 26, 2020 to December 31, 2020	From January 1, 2020 to June 25, 2020	Year Ended December 31, 2019
Accumulated benefit obligations	$41,112	$39,792	$37,847
Changes in projected benefit obligations:
Projected benefit obligations at beginning of year	$39,879	$37,854	$34,000
Service cost	94	41	692
Interest cost	545	593	1,410
Actuarial loss	1,568	1,826	5,236
Benefits paid	(974)	(435)	(1,019)
Liability gain due to curtailment	—	—	(2,465)
Projected benefit obligations at end of year	41,112	39,879	37,854
Change in plans’ assets:
Fair value of plans’ assets at beginning of year	30,674	30,213	25,800
Actual returns on plans’ assets	3,195	732	5,112
Employee contributions	163	163	320
Benefits paid	(974)	(434)	(1,019)
Fair value of plans’ assets at end of year	33,058	30,674	30,213
Net pension liability	$(8,054)	$(9,205)	$(7,641)
The projected benefit obligation at December 31, 2020, June 25, 2020 and December 31, 2019 included $10.3 million, $9.7 million and $9.0 million, respectively, related to the Company’s unfunded non-qualified plans.

Amounts recognized in the Company’s consolidated and combined balance sheets consisted of (in thousands):

	(Successor)	(Predecessor)
	From June 26, 2020 to December 31, 2020	From January 1, 2020 to June 25, 2020	Year Ended December 31, 2019
Other assets	$2,238	$512	$1,375
Accrued expenses and other current liabilities	(374)	(373)	(370)
Other liabilities	(9,918)	(9,344)	(8,646)
Net amount recognized	$(8,054)	$(9,205)	$(7,641)
Amounts recognized in accumulated other comprehensive income (loss), net of tax, which have not yet been recognized as a component of net periodic pension expense for the Company’s funded defined benefit pension plans, are as follows (in thousands):

	(Successor)	(Predecessor)
	From June 26, 2020 to December 31, 2020	From January 1, 2020 to June 25, 2020	Year Ended December 31, 2019
Prior service cost	$—	$169	$201
Net actuarial (gain) loss	(620)	13,997	12,362
	$(620)	$14,166	$12,563
As a result of the Business Combination on June 25, 2020, unamortized amounts previously charged to accumulated other comprehensive income (loss) were eliminated.
The components of the changes in unrecognized amounts included in pension obligation, net in other comprehensive income (loss) for the Company’s defined benefit pension plans were as follows (in thousands):

	(Successor)	(Predecessor)
	From June 26, 2020 to December 31, 2020	From January 1, 2020 to June 25, 2020	Year Ended December 31, 2019
Net actuarial (gain) loss	$—	$1,912	$(879)
Prior service credit	—	—	(316)
Amortization of prior service costs	—	(33)	(149)
Amortization of actuarial loss	—	(276)	(1,332)
Total (gain) loss recognized in other comprehensive income	$—	$1,603	$(2,676)
The components of net periodic benefit (credit) cost for the Company’s defined benefit pension plans for the Successor and Predecessor were as follows (in thousands):

	(Successor)	(Predecessor)
	From June 26, 2020 to December 31, 2020	From January 1, 2020 to June 25, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Service cost	$94	$41	$692	$864
Interest cost	545	593	1,410	1,320
Expected return on plan assets	(783)	(817)	(1,462)	(1,507)
Amortization of prior service cost	—	33	149	149
Amortization of net actuarial loss	—	276	1,332	1,344
Settlement/curtailment expense	(25)	—	317	—
Net periodic benefit (credit) cost	$(169)	$126	$2,438	$2,170
Net periodic benefit (credit) cost is reflected in the Company’s consolidated and combined financial statements as follows for the Successor and Predecessor periods presented (in thousands):

	(Successor)	(Predecessor)
	From June 26, 2020 to December 31, 2020	From January 1, 2020 to June 25, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Cost of Goods Sold	$—	$—	$614	$500
Selling, general and administrative expense	69	41	1,824	1,670
Other (expense) income, net	(238)	85	—	—
Net periodic benefit (credit) cost	$(169)	$126	$2,438	$2,170
Assumptions—The following assumptions were used to determine the benefit obligation at year end and net periodic benefit (credit) cost during the year for the Company’s funded defined benefit pension plan:

	(Successor)	(Predecessor)
	From June 26, 2020 to December 31, 2020	From January 1, 2020 to June 25, 2020	Year Ended December 31, 2019
Weighted-average assumptions used to determine benefit obligation at year end:
Discount rate	2.61%	2.85%	3.25%
Weighted-average assumptions used to determine net periodic benefit cost:
Discount rate	2.85%	3.25%	4.25%
Expected long-term rate of return on plan assets	5.25%	5.50%	5.75%
Rate of compensation increase	—%	—%	3.50%
The following assumptions were used to determine the benefit obligation at year end and net periodic benefit (credit) cost during the year for the Company’s unfunded supplemental defined benefit pension plan:

	(Successor)	(Predecessor)
	From June 26, 2020 to December 31, 2020	From January 1, 2020 to June 25, 2020	Year Ended December 31, 2019
Weighted-average assumptions used to determine benefit obligation at year end:
Discount rate	2.42%	2.64%	3.25%
Rate of compensation increase	3.50%	3.50%	3.50%
Weighted-average assumptions used to determine net periodic benefit cost:
Discount rate	2.64%	3.25%	4.25%
Rate of compensation increase	3.50%	3.50%	3.50%
The Company bases the discount rate assumption on current investment yields of high quality fixed income investments during the retirement benefits maturity period. The rate of increase in future compensation assumptions reflects the Company’s long-term actual experience and future and near-term outlook.
The Company considers a number of factors to determine its expected rates of return on the assets in its plan, including, without limitation, historical performance of the plan assets, investment style, asset allocations and other third-party studies and surveys. The Company considered the plan portfolio’s asset allocation over a variety of time periods and compared them with third-party studies and reviewed performance of the capital markets in recent years and other factors and advice from various third parties, such as the pension plan’s advisors, investment managers and actuaries. While the Company considered recent performance and the historical performance of its plan assets, the Company’s assumptions are based primarily on its estimates of long-term, prospective rates of return. Differences between actual and expected asset returns are recognized in the net periodic benefit cost over the remaining service period of the active participating employees.
Plan Assets—The investment committee for the Company’s plan has adopted (and revises from time to time) investment policies with the objective of meeting and exceeding over time, the expected long-term rate of return on plan assets assumptions, weighted against a reasonable risk level and considering the appropriate liquidity levels. In connection with this objective, the investment committee retains a professional investment consultant as an advisor. Based upon the investment consultant’s advice, in 2020 and 2019 the plan’s assets were mainly invested in mutual funds, common and collective funds, corporate bonds, government bonds, private equity funds, as well as a real estate fund, in order to achieve the Company’s goals to enhance the expected returns of its investments together with their liquidity and protect the plan’s funded status.
The plan currently has the following target ranges for these asset classes as shown below. The ranges are intended to allow flexibility for allocating assets and rebalancing as needed depending on changes in market values and the investment environment. The strategy utilized is regularly reviewed by the plan’s investment committee, which may decide to make adjustments to the allocations when allocations fall outside the asset class range.

Target Ranges
Asset classes:
Cash equivalents and other	0% - 17%
Fixed income securities	45% - 100%
Equity securities	0% - 28%
The following tables set forth, by category, the Company’s pension plan assets as of December 31, 2020 and December 31, 2019, using the fair value hierarchy established under ASC Topic 820 and as described in Note 8. The fair value hierarchy in the tables excludes certain investments which are valued using Net Asset Value (“NAV”) as a practical expedient (in thousands):

	Pension Plan Assets as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Pension plan assets measured at fair value:
Cash and cash equivalents	$419	$—	$—	$419
Mutual funds	5,374	442	—	5,816
U.S. Government securities	—	3,087	—	3,087
Municipal/provincial bonds	—	296	—	296
Corporate bonds	—	13,408	—	13,408
Total pension plan assets measured at fair value	$5,793	$17,233	$—	$23,026

Pension plan assets measured at NAV as a practical expedient (1)				10,032
Total pension plan assets				$33,058

(1)    Certain common/collective trusts, investments in private equity funds and investments in real estate funds that are measured at fair value using the NAV per share practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the total value of plan assets.

	Pension Plan Assets as of December 31, 2019
	Level 1	Level 2	Level 3	Total
Pension plan assets measured at fair value:
Cash and cash equivalents	$398	$—	$—	$398
Mutual funds	4,996	457	—	5,453
U.S. Government securities	—	2,697	—	2,697
Municipal/provincial bonds	—	322	—	322
Corporate bonds	—	12,578	—	12,578
Total pension plan assets measured at fair value	$5,394	$16,054	$—	21,448

Pension plan assets measured at NAV as a practical expedient (1)				8,765
Total pension plan assets				$30,213

(1)    Certain common/collective trusts, investments in private equity funds and investments in real estate funds that are measured at fair value using the NAV per share practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the total value of plan assets.
Cash and cash equivalents are stated at cost, which approximates fair market value. Mutual funds are valued at their net asset value quoted in active markets. Common and collective funds, as well as investments in private equity funds, are valued at net asset value as reported by the fund administrator. Within mutual funds and common and collective funds, the assets are invested in a broad range of publicly traded equity securities and publicly traded debt securities ranging from domestic and international treasury issues, corporate debt securities, government agencies debt securities and mortgage-backed and asset-backed issues, in accordance with the plan’s investment policies. Corporate and government bonds are generally valued on the basis of evaluated bids furnished by a pricing service, which determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities. Exchange traded funds, which are investment portfolios that hold a collection of marketable securities designed to track the performance of a specific index (like the S&P 500), are valued at the market price quoted on the particular stock exchange where they are traded. There were no transfers between levels within the three-tier fair value hierarchy in 2020 and 2019.
Contributions—The Company currently does not expect to make contributions to its funded defined benefit pension plan in 2020 due to the funded status and the December 31, 2019 plan freeze.
Expected Future Benefit Payments—The projected benefit payments for the funded qualified and unfunded non-qualified defined benefit pension plans are as follows (in thousands):

	Qualified Pension Plan	Non-qualified Pension Plans
2021	$968	$374
2022	1,090	387
2023	1,235	502
2024	1,495	511
2025	1,233	517
2026-2030	7,233	2,920
The Company also participates in certain state-sponsored defined benefit plans covering certain non-U.S. employees with total net liabilities of $3.3 million and $2.8 million as of December 31, 2020 and 2019, respectively. The primary state-sponsored plan relates to Merisant employees in Switzerland and France, which had a pension benefit obligation of $6.3 million and plan assets $3.0 million as of December 31, 2020 and a pension benefit obligation of $5.6 million and plan assets $2.8 million as of December 31, 2019. Net periodic pension cost for the period June 26, 2020 through December 31, 2020, January 1, 2020 through June 25, 2020, 2019 and 2018 was $0.2 million, $0.3 million, $0.3 million and $0.5 million, respectively.
Defined Contribution Pension Plans—The Company has two defined contribution 401(k) plans covering certain eligible domestic employees, as defined by the plans. The plans provide for certain employer matching contributions. The Company recorded compensation expense related to its defined contribution plans of $0.2 million for the period of June 26, 2020 to December 31, 2020, $0.3 million for each of the periods of January 1, 2020 to June 25 2020, 2019 and 2018, respectively.